Summary of Property and Equipment (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,799,164	$ 1,799,164	$ 1,799,164
Less accumulated depreciation	(1,799,164)	(1,799,164)	(1,798,479)
Property and equipment, net			685
Software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,435,875	1,435,875
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	8,227	8,227	8,227
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	30,931	30,931	24,883
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 324,131	$ 324,131	$ 330,179